Investments - Marketable securities (Details) € / shares in Units, $ in Thousands, € in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 09, 2024 shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares
Marketable Securities [Line Items]
Gain/loss on investment				$ 20,897	$ 14,734	$ 44,357	$ 17,217
Dividend income				$ 3,128	$ 313	$ 5,443	679
SBLK Common Stock
Marketable Securities [Line Items]
Number of shares of marketable securities acquired | shares								2,185,967
Amount paid to acquire marketable securities								$ 29,900
Marketable securities owned | shares				6,256,181		6,256,181		6,256,181
Eagle Bulk Shipping Inc. | SBLK Common Stock
Marketable Securities [Line Items]
Common stock of SBLK received in exchange for each share of EGLE common stock owned | shares	2.6211
Star Bulk Carriers Corp.
Marketable Securities [Line Items]
Marketable securities				$ 156,200		$ 156,200		$ 120,200
Gain/loss on investment						36,000	17,200
Dividend income						$ 5,400	$ 700
Yoda PLC
Marketable Securities [Line Items]
Number of shares of marketable securities acquired | shares		45,454,545	45,454,545
Amount paid to acquire marketable securities		$ 58,600	€ 50.0
Marketable securities owned | shares				45,454,545		45,454,545
Value per share | € / shares			€ 1.1
Marketable securities				$ 67,000		$ 67,000
Gain/loss on investment						8,400
Unrealized gain from fair value remeasurement						9,900
Foreign currency exchange losses						$ 1,500